Property, Equipment And Software (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property Equipment And Software
Property, equipment and software consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
			(Note 2)
Machinery and laboratory equipment	20,281	63,172	9,682
Leasehold improvements (a)	5,654	53,405	8,185
Construction in Progress	28,515	28,403	4,353
Vehicles	1,088	1,088	167
Others	1,121	2,940	449

Total property, equipment and software	56,659	149,008	22,836
Less: accumulated depreciation and amortization	(8,336)	(29,925)	(4,586)

Property, equipment and software, net	48,323	119,083	18,250

Note (a): As of December 31, 2020, Suzhou Gracell has completed the renovation of a new leased laboratory.